4. Intangible Assets - Intangible Assets - Patents (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Patents	$ 36,950	$ 36,950
Less: Impairment Charges
Less: Accumulated Amortization	(12,253)	(9,796)
Patents - net	$ 24,697	$ 27,154